Income Taxes (Narrative) (Detail)	12 Months Ended								12 Months Ended
	May 31, 2012 USD ($)	May 31, 2011 USD ($)	May 31, 2010 USD ($)	May 31, 2012 January 2008 Onwards [Member]	May 31, 2012 Minimum [Member] USD ($)	May 31, 2012 Minimum [Member] CNY	May 31, 2011 Minimum [Member] USD ($)	May 31, 2011 Maximum [Member] USD ($)	May 31, 2012 High And New Tech Enterprise Hnte [Member] Y	May 31, 2012 High And New Tech Enterprise Hnte [Member] Before Tax Reduction [Member]	May 31, 2012 High And New Tech Enterprise Hnte [Member] After Tax Reduction [Member]	May 31, 2012 High And New Tech Enterprise Hnte [Member] January 2008 Onwards [Member]	May 31, 2012 Newly Established Software Enterprise Nese [Member] Y	May 31, 2012 Hong Kong [Member] USD ($)	May 31, 2011 Hong Kong [Member] USD ($)	May 31, 2010 Hong Kong [Member] USD ($)	May 31, 2012 Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	7.51%	7.50%	7.15%	25.00%						15.00%	7.50%			16.50%			25.00%
Foreign income tax expense														$ 11,000	$ 300,000	$ 208,000
Preferential Tax Rate												15.00%	12.50%
Tax Holiday Year									3				2
Income tax holiday, description													Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Valuation allowance	5,344,000	1,724,000					1,724,000	3,620,000
Net operating loss	27583
Increase of income tax expense	34,416,000	24,842,000	19,498,000
Decrease in basic net income per share	$ 0.22	$ 0.16	$ 0.13
Decrease in diluted net income per share	$ 0.22	$ 0.16	$ 0.12
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors	10.00%
Aggregate undistributed earnings available for distribution	483,100,000	395,534,000
Underpayment of tax liability					$ 16	100